                        STAGECOACH FUNDS-Registered Trademark-

Semi-Annual Report

MONEY MARKET

        Fund





September 30, 1999

CLASS S

Money Market Fund                                              TABLE OF CONTENTS
------------------------------------------------------------------------

    LETTER TO SHAREHOLDERS...........................................1

    INVESTMENT ADVISOR COMMENTARY AND
    PERFORMANCE AT A GLANCE

        Money Market Fund............................................3

    PORTFOLIO OF INVESTMENTS

        Money Market Fund............................................5

    STAGECOACH FUNDS

        Statement of Assets and Liabilities.........................11

        Statement of Operations.....................................12

        Statements of Changes in Net Assets.........................13

        Financial Highlights........................................14

        Notes to Financial Statements...............................18

    SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS..................24

    LIST OF ABBREVIATIONS...........................................26

NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LETTER TO SHAREHOLDERS                                         Money Market Fund
------------------------------------------------------------------------

TO OUR SHAREHOLDERS

  Thank you for investing in the Stagecoach Funds.
  It's a pleasure to provide you with the semi-annual report for the period ended September 30, 1999. The report includes information about your investment over the six-month period, including economic and market trends, a performance summary, a portfolio review and a strategic outlook.
  Several noteworthy events happened during the period, including the Dow Jones Industrial Average surpassing 10,000 points for the first time in its 104-year history in March, and the Federal Reserve Board (the "Fed") raising short-term interest rates twice between April 1, 1999, and September 30, 1999.
  Despite the two interest rate increases during the period, the nation's economy remained strong. Earnings for U.S. companies were robust, we had a budget surplus, inflation and unemployment remained low, and Americans seemed confident about the future. We were also in the midst of a prolonged bull market, which made U.S. capital markets attractive to investors both at home and abroad. By the end of the period, however, stocks suffered a setback, hurt by worries over the Fed tightening and higher interest rates early in the period, and by a weaker dollar and rising commodity prices in September 1999. By late September, both the DJIA and the S&P 500 Index were off about 10% from their summer peaks. Investors can expect some potential volatility toward the end of the year due to Y2K concerns.
  The interest rate increases were good news for the bond markets, which had discounted the Fed tightening in response to a strong economy before the rate increases. The increases helped restore order to the bond market, which had seen prices tumble and yields rise above 6% on the benchmark 30-year U.S. Treasury bond. The higher the bond yields move, the more likely investors will be to switch from stocks to the safety of bonds.

Money Market Fund                                         LETTER TO SHAREHOLDERS
------------------------------------------------------------------------

  In addition, the short-term Treasury market experienced higher yields late in the six-month period. However, during the last half of September there was a rally in the six-month bills as the three-month bills were experiencing maturities in late December. Consequently, investors stayed away from the late December maturities due to Y2K concerns and reinvestment risk in late December. Third quarter short-term agency yields rose more than short-term Treasury yields, widening the spread between agencies' discount notes and T-Bills. Agency spreads widened out considerably in the front-end, primarily due to Y2K concerns. The spread in the three-month sector stood at 68 basis points, while the one-year spread was 60 basis points.
  As you read through this report and review the performance of the Funds within your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. We recommend that you continually review your investment portfolio with your financial consultant to determine an appropriate mix of investments to meet your ongoing needs.
  Thank you again for your continued investment with the Stagecoach Funds. At the close of business November 5, 1999, the Stagecoach Funds were reorganized into the Wells Fargo Funds. The next annual or semi-annual report you receive will reflect the Wells Fargo Funds.

Sincerely,

/s/ Michael J. Hogan
Michael J. Hogan
Executive Vice President
Mutual Fund Group
Wells Fargo Bank, N.A.

/s/ R. Greg Feltus
R. Greg Feltus
Chairman and President
Stagecoach Funds, Inc.

INVESTMENT ADVISOR COMMENTARY                                  Money Market Fund
------------------------------------------------------------------------

MONEY MARKET FUND - CLASS S

  The Stagecoach Money Market Fund (the "Fund") seeks to provide investors with a high level of income, while preserving capital and liquidity, by investing in high-quality, short-term instruments.
  The Fund is managed by Michael Neitzke of Wells Capital Management Incorporated. Mr. Neitzke joined Wells Fargo Bank in 1996 from First Interstate Capital Management. He has more than a decade of experience in managing taxable money market mutual funds at First Interstate Bank and Union Capital Advisors. He holds a B.A. in Finance from California State University,
Los Angeles.

PERFORMANCE SUMMARY
  For the six-month period ended September 30, 1999, the Stagecoach Money Market Fund's cumulative total return(1) was 1.88%. The seven-day current yield for the Fund as of September 30, 1999, was 4.04%.
  Keep in mind that past performance is no guarantee of future results.

PORTFOLIO REVIEW
  The Federal Reserve Board (the "Fed") raised the Federal Funds Rate on
August 24 from 5.00% to 5.25%, as anticipated. This move by the Fed, along with the June 30 Federal Funds Rate increase from 4.75% to 5.00%, caused the money market yield curve to become steeper. The Fed described these rate increases as a partial effort to undo the three rate decreases it made last fall to address the economic turmoil overseas. Another factor causing money market yields to increase is that borrowers are avoiding purchasing securities that mature in late December due to potential Y2K problems, thus increasing the demand for securities of other maturities. The Fund performed favorably compared to its benchmark because it maintained a weighted average maturity which was longer than average.

Money Market Fund                                  INVESTMENT ADVISOR COMMENTARY
------------------------------------------------------------------------

STRATEGIC OUTLOOK
  The Fed was expected to increase short-term interest rates once again in November in its continued fight against inflation and to restrain long-term interest rates. Inflation is expected to average little more than 2% this year and 2.5% next year. Going forward, the Fund will continue to take advantage of the relatively steep yield curve by maintaining a weighted average maturity longer than average, while maintaining high credit quality. To maintain adequate liquidity, the Fund will continue to hold a core position of overnight repurchase agreements. We believe it's prudent to continue to focus more on credit quality, stability, capital preservation and liquidity, rather than yield.

(1) Figures quoted represent past performance, which is no guarantee of future results. The Fund is neither insured nor guaranteed by the U.S. Government.

    A portion of the Fund's distributions may be subject to federal, state, and/or local taxes or the alternative minimum tax (AMT).

    The Fund's manager has voluntarily waived all or a portion of its management fees or assumed responsibility for other expenses, which reduces operating expenses and increases total return to shareholders. Without these reductions, the Fund's returns would have been lower. There is no guarantee such reductions will continue.

    An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)      Money Market Fund
------------------------------------------------------------------------

                                                       INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                             RATE          DATE          VALUE
               CERTIFICATES OF DEPOSIT - 20.12%
$ 75,000,000   Branch Bank                                5.01%      01/10/00   $    75,001,856
  50,000,000   Branch Bank                                5.02       01/21/00        49,994,841
  25,000,000   Canadian Imperial Bank of Commerce         5.10       02/22/00        24,996,198
 139,000,000   Canadian Imperial Bank of Commerce         5.10       04/12/00       138,964,411
 145,000,000   Chase Manhattan USA                        5.61       01/18/00       145,000,000
 173,800,000   Chase Manhattan USA                        4.93       10/05/99       173,800,000
 150,000,000   Chase USA                                  5.38       10/01/99       150,000,000
  75,000,000   Commerz Bank NY                            5.22       05/12/00        74,980,063
  25,000,000   Commerz Bank NY                            5.09       02/16/00        24,996,812
  85,000,000   Commerz Bank NY                            5.15       04/20/00        84,977,350
   9,550,000   Commerz Bank NY                            5.16       05/05/00         9,544,536
 149,000,000   Dresdner Bank AG                           5.31       12/09/99       149,000,000
  49,000,000   Natexis Bank                               5.28       12/07/99        49,001,777
  80,000,000   National Westminster Plc NY                5.13       03/17/00        79,991,164
  50,000,000   National Westminster Plc NY                5.14       04/14/00        49,987,094
  50,000,000   Old Kent Bank                              4.90       10/06/99        50,000,000
 298,500,000   PNC Bank Corporation                       5.56       10/01/99       298,500,000
  50,000,000   RaboBank Nederland NY                      5.03       01/18/00        50,001,458
  99,500,000   RaboBank Nederland NY                      5.13       03/24/00        99,477,029
 378,500,000   Regions Bank                               5.63       10/01/99       378,500,000
 199,000,000   SouthTrust Bank                            5.33       10/14/99       199,000,000
                                                                                ---------------
               TOTAL CERTIFICATES OF DEPOSIT                                    $ 2,355,714,589
               (Cost $2,355,714,589)

               COMMERCIAL PAPER - 58.98%
$105,000,000   Aegon Funding Corporation                  5.79%      03/15/00   $   102,196,675
 100,000,000   American Express Centurion Bank            5.32       10/07/99       100,000,000
  50,000,000   Apreco Incorporated                        5.36       10/08/99        49,947,889
  50,000,000   Apreco Incorporated                        5.36       11/05/99        49,739,445
 111,413,000   Atlantis One Funding                       5.78#      02/10/00       109,051,787
 146,059,000   Atlantis One Funding                       5.77       02/16/00       142,828,419
  23,373,000   Atlantis One Funding                       5.77       02/15/00        22,859,775
  74,000,000   BankAmerica Corporation                    5.19#      11/03/99        73,647,945
 150,000,000   BankAmerica FSB                            5.17#      10/07/99       149,870,750
  53,983,000   Barton Capital Corporation                 5.18#      10/14/99        53,882,022

Money Market Fund      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                       INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                             RATE          DATE          VALUE
               COMMERCIAL PAPER (CONTINUED)
$ 96,293,000   Barton Capital Corporation                 5.35%      10/04/99   $    96,250,069
  50,202,000   Barton Capital Corporation                 5.37       10/18/99        50,074,696
  47,357,000   Barton Capital Corporation                 5.36       10/05/99        47,328,796
  80,000,000   Bavaria Universal Funding Corporation      5.28       02/15/00        79,997,053
  25,200,000   Bavaria Universal Funding Corporation      5.19#      10/13/99        25,156,404
  30,500,000   Bavaria Universal Funding Corporation      5.19#      10/15/99        30,438,441
  39,000,000   Bavaria Universal Funding Corporation      5.35       10/01/99        39,000,000
  65,000,000   BBL North America Funding                  5.35       11/08/99        64,632,931
 185,000,000   Bear Stearns Companies                     5.29#      03/03/00       180,813,553
 109,000,000   Beta Finance Incorporated                  6.15       09/14/00       109,000,000
  49,300,000   CC (USA) Incorporated                      5.81       03/30/00        47,859,879
  26,400,000   Certain Funding                            5.18#      10/15/99        26,346,818
  64,000,000   CitiCorp                                   5.34       10/07/99        63,943,040
 100,000,000   Corporate Asset Funding                    5.33       10/08/99        99,896,361
 100,000,000   Corporate Receivables Corporation++        5.17#      10/13/99        99,827,667
  80,000,000   Corporate Receivables Corporation++        5.35       11/15/99        79,465,000
  75,000,000   Corporate Receivables Corporation++        5.34       10/04/99        74,966,625
  30,000,000   Corporate Receivables Corporation++        5.35       11/17/99        29,790,458
 100,000,000   Credit Suisse First Boston                 5.81       03/02/00        97,530,751
  24,000,000   Credit Suisse First Boston                 5.81       03/06/00        23,391,887
  50,000,000   CXC Incorporated++                         5.33       10/14/99        49,903,764
  50,000,000   CXC Incorporated++                         5.33       10/15/99        49,896,361
  40,774,000   Delaware Funding Corporation               5.35       11/10/99        40,531,621
  50,000,000   Dorada Finance Incorporated                5.81       03/28/00        48,555,570
 300,000,000   Dresdner U.S. Finance                      5.30       10/06/99       299,779,167
  33,072,000   Enterprise Funding Corporation             5.81       03/15/00        32,185,983
  75,000,000   Eureka Securitization                      5.34       10/21/99        74,777,500
  50,000,000   Eureka Securitization                      5.34       10/08/99        49,948,083
  35,000,000   Eureka Securitization                      5.35       11/02/99        34,833,556
  16,600,000   First USA Bank                             5.99       09/21/00        16,595,359

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)      Money Market Fund
------------------------------------------------------------------------

                                                       INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                             RATE          DATE          VALUE
               COMMERCIAL PAPER (CONTINUED)
$150,000,000   Ford Motor Credit                          5.31%      10/07/99   $   149,867,250
  92,387,000   GE Capital International Funding           5.33       11/04/99        91,921,934
  30,000,000   GE Capital Services Incorporated           4.88#      11/30/99        29,756,000
  50,000,000   GE Capital Services Incorporated           4.87#      01/24/00        49,222,152
 128,500,000   GE Capital Services Incorporated           5.33       11/04/99       127,853,146
  75,000,000   GE Financial Assurance                     5.33       10/13/99        74,866,750
  50,676,000   Giro Funding US Corporation                5.28#      11/03/99        50,430,728
 139,000,000   Goldman Sachs Group                        5.15#      10/19/99       138,642,075
  60,000,000   Goldman Sachs Group                        6.10       09/25/00        60,000,000
  79,000,000   Goldman Sachs Group                        5.63#      02/03/00        77,457,031
  49,000,000   Grand Funding Corporation                  5.44#      01/10/00        48,252,151
  85,000,000   Grand Funding Corporation                  5.45#      01/20/00        83,571,646
  51,896,000   Greenwich Funding Corporation++            4.85#      01/10/00        51,189,854
 120,673,000   Greenwich Funding Corporation++            5.35       10/06/99       120,583,333
 100,000,000   JP Morgan & Company                        5.07#      12/06/99        99,070,500
  78,044,000   KBC Commercial Paper Trust                 5.25       10/13/99        77,908,984
 125,000,000   Moat Funding LLC                           5.73#      05/09/00       120,603,021
  35,000,000   Mont Blanc Capital                         5.36       10/14/99        34,932,256
  95,716,000   Monte Rosa Capital Corporation             5.36       10/22/99        95,416,728
  37,598,000   Monte Rosa Capital Corporation             5.35       10/07/99        37,564,475
  49,000,000   Monte Rosa Capital Corporation             5.36       10/14/99        48,905,158
  48,000,000   Monte Rosa Capital Corporation             5.87       01/21/00        47,123,414
 100,000,000   Morgan Stanley/Dean Witter                 5.45#      01/19/00        98,334,722
 100,000,000   Moriarity LTD                              5.35       11/10/99        99,405,556
  70,000,000   Moriarity LTD                              5.35       10/20/99        69,802,347
 200,000,000   Moriarity LTD                              5.29#      11/02/99       199,059,555
  50,000,000   National City Corporation                  5.30       10/29/99        49,793,889
  31,000,000   Old Line Funding Corporation               5.81       01/27/00        30,409,640
  16,000,000   Perry Funding Corporation                  5.87       03/08/00        15,585,188
  28,257,000   Pooled Accounts Receivable Capital         5.40       11/08/99        28,095,935
  40,000,000   Salomon Smith Barney Holdings              5.42#      01/18/00        39,343,578
  85,000,000   Salomon Smith Barney Holdings              5.15#      10/05/99        84,951,361
  75,000,000   Salomon Smith Barney Holdings              5.73       02/16/00        73,352,625
  50,000,000   Salomon Smith Barney Holdings              5.78       03/09/00        48,715,557
  70,000,000   Sheffield Receivables Corporation++        5.36       10/04/99        69,968,733
  54,200,000   Sheffield Receivables Corporation++        5.36       10/07/99        54,151,581
  35,000,000   Sheffield Receivables Corporation++        5.36       10/14/99        34,932,256
 100,000,000   Sigma Finance Corporation                  5.20#      10/12/99        99,841,264

Money Market Fund      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                       INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                             RATE          DATE          VALUE
               COMMERCIAL PAPER (CONTINUED)
$ 71,750,000   Sigma Finance Corporation                  5.40%      11/05/99   $    71,373,313
 100,000,000   Special Purpose A/R Corporation            5.54       03/09/00       100,000,000
  77,744,000   Sydney Capital Corporation                 5.37       10/13/99        77,604,838
  67,460,000   Sydney Capital Corporation                 5.37       10/21/99        67,258,744
  38,985,000   Sydney Capital Corporation                 5.35       10/14/99        38,909,683
  70,986,000   Thames Asset Global Securitization
                 Incorporated++                           5.38       11/10/99        70,561,662
  69,077,000   Thames Asset Global Securitization
                 Incorporated++                           5.18#      10/06/99        69,027,303
  55,006,000   Thames Asset Global Securitization
                 Incorporated++                           5.18#      10/15/99        54,895,193
  75,000,000   Trident Capital Finance                    5.36       10/14/99        74,854,833
  39,171,000   Triple A One Funding                       5.34       10/06/99        39,141,948
  29,044,000   Triple A One Funding                       5.34       11/12/99        28,863,056
 238,500,000   UBS Finance Incorporated                   5.63       10/01/99       238,500,000
 100,000,000   Variable Funding Corporation++             5.23#      10/07/99        99,912,833
 100,000,000   WCP Funding                                5.81       02/03/00        97,982,640
  50,000,000   WCP Funding                                5.33       10/12/99        49,918,570
                                                                                ---------------
               TOTAL COMMERCIAL PAPER                                           $ 6,906,429,089
               (Cost $6,906,429,089)

               CORPORATE BONDS & NOTES - 9.33%
$ 65,000,000   Abbey National Treasury Services           5.13%      05/04/00   $    64,974,071
  90,000,000   Abbey National Treasury Services           5.65       07/24/00        89,964,919
  75,000,000   Beta Finance Incorporated                  5.26       03/06/00        75,000,000
  75,000,000   Credit Bank                                5.75       07/14/00        75,000,000
  75,000,000   FCC National Bank                          5.14       03/22/00        74,988,060
  80,000,000   First Union Bank                           5.80       07/03/00        80,000,000
   9,585,000   Ford Motor                                 8.38       01/15/00         9,667,709
 140,000,000   Goldman Sachs Group LP                     6.00       08/07/00       140,000,000
  60,000,000   IBM Credit Corporation                     4.67       10/29/99        59,998,044
   2,000,000   John Deere Capital Corporation             5.73       07/13/00         1,999,140
  21,445,000   Salomon Incorporated                       6.70       07/05/00        21,546,284
  55,000,000   Sigma Finance Incorporated                 5.19       02/25/00        55,000,000
  75,000,000   Sigma Finance Incorporated                 6.10       09/22/00        75,000,000
  80,000,000   Sigma Finance Incorporated                 5.23       03/29/00        80,000,000

PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)      Money Market Fund
------------------------------------------------------------------------

                                                       INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                             RATE          DATE          VALUE
               CORPORATE BONDS & NOTES (CONTINUED)
$100,000,000   Sigma Finance Incorporated                 5.44%      05/24/00   $   100,000,000
  20,000,000   Texaco Capital Corporation                 5.11       05/03/00        19,992,046
  70,000,000   US Bank                                    5.92       09/20/00        69,946,210
                                                                                ---------------
               TOTAL CORPORATE BONDS & NOTES                                    $ 1,093,076,483
               (Cost $1,093,076,483)

               SHORT-TERM FEDERAL AGENCIES - 0.21%
$ 10,000,000   Federal Home Loan Bank                     5.26%      05/26/00   $  9,998,124.00
   7,500,000   Federal Home Loan Bank                     4.79       02/04/00         7,492,170
   4,300,000   Federal Home Loan Mortgage Corporation     5.51#      08/01/00         4,099,267
   3,000,000   Federal National Mortgage Association      4.98       04/20/00         2,999,305
                                                                                ---------------
               TOTAL SHORT-TERM FEDERAL AGENCIES                                $    24,588,866
               (Cost $24,588,866)

               VARIABLE AND FLOATING RATE BONDS - 10.33%
$ 70,000,000   American Express Centurion Bank            5.38%      12/14/99   $    70,000,000
  75,000,000   American Express Centurion Bank            5.45       04/24/00        75,000,000
 100,000,000   BankAmerica Corporation                    5.42       03/16/00        99,991,010
  70,000,000   BankAmerica Corporation                    5.41       04/05/00        69,985,905
  50,000,000   Comerica Bank Detroit                      5.43       09/25/00        49,966,149
  25,000,000   Comerica Bank Detroit                      5.33       02/08/00        24,996,050
 150,000,000   Comerica Bank Detroit                      5.37       01/10/00       149,987,740
 100,000,000   Deutsche Bank AG                           5.39       04/17/00        99,968,112
 140,000,000   Goldman Sachs Group LP                     5.47       09/15/00       139,986,612
  80,000,000   KeyBank N.A.                               5.38       10/13/99        79,998,924
 150,000,000   KeyBank N.A.                               5.38       10/14/99       149,999,478
 125,000,000   KeyBank N.A.                               5.33       10/04/99       124,999,599
  75,000,000   Special Purpose A/R Corporation            5.53       02/24/00        75,000,000
                                                                                ---------------
               TOTAL VARIABLE AND FLOATING RATE BONDS                           $ 1,209,879,579
               (Cost $1,209,879,579)

Money Market Fund      PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                       INTEREST      MATURITY
 PRINCIPAL     SECURITY NAME                             RATE          DATE          VALUE
               REPURCHASE AGREEMENTS - 0.57%
$ 38,309,000   Goldman Sachs Pooled Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities               5.28%      10/01/99   $    38,309,000
  10,000,000   HSBC Securities Incorporated Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities               5.28       10/01/99        10,000,000
   3,647,000   JP Morgan Securities Incorporated
                 Repurchase Agreement - 102%
                 Collateralized by U.S. Government
                 Securities                               5.25       10/01/99         3,647,000
  14,855,000   Morgan Stanley & Company Repurchase
                 Agreement - 102% Collateralized by
                 U.S. Government Securities               5.20       10/01/99        14,855,000
                                                                                ---------------
               TOTAL REPURCHASE AGREEMENTS                                      $    66,811,000
               (Cost $66,811,000)

               TOTAL INVESTMENTS IN SECURITIES

    (Cost $11,656,499,606)* (Note 1)            99.54%     $11,656,499,606
    Other Assets and Liabilities, Net            0.46           53,965,211
                                               ------      ---------------
    TOTAL NET ASSETS                           100.00%     $11,710,464,817
                                               ======      ===============
--------------------------------------------------------------------------

      ++  REPRESENTS COMMERCIAL PAPER SOLD WITHIN TERMS OF PRIVATE
          PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION
          4(2) OF THE SECURITIES ACT OF 1933, THAT MAY BE RESOLD TO
          QUALIFIED INSTITUTIONAL BUYERS. THIS SECURITY WAS DEEMED
          LIQUID BY THE INVESTMENT ADVISER IN ACCORDANCE WITH
          PROCEDURES APPROVED BY THE FUND'S BOARD OF DIRECTORS.
       #  YIELD TO MATURITY.
       *  COST FOR FEDERAL INCOME TAX PURPOSES IS THE SAME AS FOR
          FINANCIAL STATEMENT PURPOSES.

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS AND LIABILITIES -
SEPTEMBER 30, 1999 (UNAUDITED)                                 Money Market Fund
------------------------------------------------------------------------

                                                                  MONEY MARKET FUND

ASSETS
INVESTMENTS:
  In securities, at market value and cost                         $11,656,499,606
  Cash                                                                      1,995
RECEIVABLES
  Interest                                                             62,479,655
Organization expenses, net of amortization                                  2,995
Prepaid expenses                                                                0
TOTAL ASSETS                                                       11,718,984,251

LIABILITIES
Payables:
  Distribution to shareholders                                            199,214
  Due to distributor (Note 2)                                           1,290,053
  Due to adviser (Note 2)                                               6,492,482
  Other                                                                   537,685
TOTAL LIABILITIES                                                       8,519,434
TOTAL NET ASSETS                                                  $11,710,464,817
NET ASSETS CONSIST OF:
  Paid-in capital                                                 $11,710,829,082
  Undistributed net realized gain (loss) on investments                  (364,265)
TOTAL NET ASSETS                                                  $11,710,464,817

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets - Class A                                              $10,300,342,017
Shares outstanding - Class A                                       10,299,962,747
Net asset value and offering price per share - Class A            $          1.00
Net assets - Class S                                              $ 1,410,122,800
Shares outstanding - Class S                                        1,410,075,428
Net asset value and offering price per share - Class S            $          1.00
-----------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                                    STATEMENT OF OPERATIONS - FOR THE SIX MONTHS
Money Market Fund                           ENDED SEPTEMBER 30, 1999 (UNAUDITED)
------------------------------------------------------------------------

                                                                      MONEY MARKET FUND

INVESTMENT INCOME
  Interest                                                      $           283,606,138
TOTAL INVESTMENT INCOME                                                     283,606,138
EXPENSES (NOTE 2)
  Advisory fees                                                              21,991,896
  Administration fees                                                         7,332,287
  Custody fees                                                                  920,919
  Shareholder servicing fees                                                 16,171,387
  Portfolio accounting fees                                                   1,130,428
  Transfer agency fees                                                        5,459,450
  Distribution fees                                                           4,838,029
  Organization costs                                                              2,074
  Legal and audit fees                                                          354,660
  Registration fees                                                             564,833
  Directors' fees                                                                   563
  Shareholder reports                                                           452,840
  Other                                                                         156,253
  Total Expenses                                                             59,375,619
  Less:
    Waived fees and reimbursed expenses                                     (13,805,083)
NET EXPENSES                                                                 45,570,536
NET INVESTMENT INCOME                                                       238,035,602
    Net realized gain (loss) on sale of investments                                   0

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $           238,035,602
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS                            Money Market Fund
------------------------------------------------------------------------

                                                                      MONEY MARKET FUND
                                                    -----------------------------------
                                                         (UNAUDITED)
                                                         FOR THE SIX            FOR THE
                                                        MONTHS ENDED         YEAR ENDED
                                                      SEPT. 30, 1999     MARCH 31, 1999

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income                               $   238,035,602    $   403,472,313
Net realized gain (loss) on sale of investments             (18,538)           166,441
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                            238,017,064        403,638,754
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    CLASS A                                            (213,898,417)      (359,769,107)
    CLASS S                                             (24,137,185)       (43,703,206)
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold - Class A                 2,814,654,711      5,518,795,093
  Reinvestment of dividends - Class A                   245,238,072        351,157,967
  Cost of shares redeemed - Class A                  (1,897,346,133)    (3,443,871,290)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM   CAPITAL SHARE TRANSACTIONS - CLASS A         1,162,546,650      2,426,081,770
  Proceeds from shares sold - Class S                 1,436,103,846      2,191,020,851
  Reinvestment of dividends - Class S                    27,679,726         43,441,848
  Cost of shares redeemed - Class S                  (1,212,248,090)    (2,027,066,523)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM   CAPITAL SHARE TRANSACTIONS - CLASS S           251,535,482        207,396,176
INCREASE (DECREASE) IN NET ASSETS                     1,414,063,594      2,633,644,387

NET ASSETS:
  Beginning net assets                               10,296,401,223      7,662,756,836
  ENDING NET ASSETS                                 $11,710,464,817    $10,296,401,223
---------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Money Market Fund                                           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                MONEY MARKET FUND
                                                          CLASS A
                                          -----------------------
                                          (UNAUDITED)
                                           SIX MONTHS
                                                ENDED  YEAR ENDED
                                            SEPT. 30,   MARCH 31,
                                                 1999        1999
-----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00       $1.00
                                          -----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   0.02        0.05
  Net realized gain (loss) on
    investments                                  0.00        0.00
                                          -----------  ----------
TOTAL FROM INVESTMENT OPERATIONS                 0.02        0.05
LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.02)      (0.05)
  Distributions from net realized gain           0.00        0.00
                                          -----------  ----------
TOTAL FROM DISTRIBUTIONS                        (0.02)      (0.05)
                                          -----------  ----------
NET ASSET VALUE, END OF PERIOD                  $1.00       $1.00
                                          ===========  ==========
TOTAL RETURN (NOT ANNUALIZED)                   2.23%       4.79%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)        $10,300,342  $9,137,812
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets                                      0.75%       0.75%
  Ratio of net investment income to
    average net assets                          4.41%       4.67%
-----------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                      1.00%       0.93%
Ratio of net investment income (loss) to
  average net assets prior to waived
  fees and reimbursed expenses                  4.16%       4.49%
-----------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                           Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                         MONEY MARKET FUND
                                                           CLASS A (CONT.)
                              --------------------------------------------
                                         SIX MONTHS NINE MONTHS
                              YEAR ENDED      ENDED       ENDED YEAR ENDED
                               MARCH 31,  MARCH 31,   SEPT. 30,   DEC. 31,
                                    1998   1997 (1)    1996 (2)       1995
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00      $1.00      $1.00       $1.00
                              ---------- ---------- ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.05       0.02       0.03        0.05
  Net realized gain (loss)
    on investments                  0.00       0.00       0.00        0.00
                              ---------- ---------- ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.05       0.02       0.03        0.05
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.05)      (0.02)      (0.03)      (0.05)
  Distributions from net
    realized gain                   0.00       0.00       0.00        0.00
                              ---------- ---------- ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.05)      (0.02)      (0.03)      (0.05)
                              ---------- ---------- ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00      $1.00      $1.00       $1.00
                              ========== ========== ==========  ==========
TOTAL RETURN (NOT
  ANNUALIZED)                      5.07%      2.36%      3.55%       5.34%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                    $6,711,584 $4,640,148 $3,799,908  $2,892,621
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             0.75%      0.75%      0.75%       0.75%
  Ratio of net investment
    income to average net
    assets                         4.95%      4.71%      4.66%       5.13%
--------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         0.93%      0.90%      0.88%       0.83%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.77%      4.56%      4.53%       5.05%
--------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2) THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30. The accompanying notes are an integral part of these financial statements.

Money Market Fund                                           FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                           MONEY MARKET FUND (CONT.)
                                                             CLASS S
                                          --------------------------
                                           (UNAUDITED)
                                            SIX MONTHS
                                                 ENDED    YEAR ENDED
                                             SEPT. 30,     MARCH 31,
                                                  1999          1999
--------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $1.00         $1.00
                                           ----------    ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss)                   0.02          0.04
  Net realized gain (loss) on
    investments                                  0.00          0.00
                                           ----------    ----------
TOTAL FROM INVESTMENT OPERATIONS                 0.02          0.04
LESS DISTRIBUTIONS:
  Dividends from net investment income          (0.02)        (0.04)
  Distributions from net realized gain           0.00          0.00
                                           ----------    ----------
TOTAL FROM DISTRIBUTIONS                        (0.02)        (0.04)
                                           ----------    ----------
NET ASSET VALUE, END OF PERIOD                  $1.00         $1.00
                                           ==========    ==========
TOTAL RETURN (NOT ANNUALIZED)                   1.88%         4.10%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (000s)         $1,410,123    $1,158,589
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to average net
    assets                                      1.42%         1.42%
  Ratio of net investment income to
    average net assets                          3.74%         4.01%
--------------------------------------------------------------------
Ratio of expenses to average net assets
  prior to waived fees and reimbursed
  expenses                                      1.66%         1.62%
Ratio of net investment income (loss) to
  average net assets prior to waived
  fees and reimbursed expenses                  3.50%         3.81%
--------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS                                           Money Market Fund
------------------------------------------------------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD IS AS FOLLOWS:

                                                 MONEY MARKET FUND (CONT.)
                                                           CLASS S (CONT.)
                              --------------------------------------------
                                         SIX MONTHS NINE MONTHS     PERIOD
                              YEAR ENDED      ENDED       ENDED      ENDED
                               MARCH 31,  MARCH 31,   SEPT. 30,   DEC. 31,
                                    1998   1997 (1)    1996 (2)   1995 (3)
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING
  OF PERIOD                        $1.00      $1.00      $1.00       $1.00
                              ---------- ---------- ----------  ----------
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                          0.04       0.02       0.03        0.03
  Net realized gain (loss)
    on investments                  0.00       0.00       0.00        0.00
                              ---------- ---------- ----------  ----------
TOTAL FROM INVESTMENT
  OPERATIONS                        0.04       0.02       0.03        0.03
LESS DISTRIBUTIONS:
  Dividends from net
    investment income              (0.04)      (0.02)      (0.03)      (0.03)
  Distributions from net
    realized gain                   0.00       0.00       0.00        0.00
                              ---------- ---------- ----------  ----------
TOTAL FROM DISTRIBUTIONS           (0.04)      (0.02)      (0.03)      (0.03)
                              ---------- ---------- ----------  ----------
NET ASSET VALUE, END OF
  PERIOD                           $1.00      $1.00      $1.00       $1.00
                              ========== ========== ==========  ==========
TOTAL RETURN (NOT
  ANNUALIZED)                      4.37%      2.02%      3.03%       2.73%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
    (000s)                      $951,172   $707,781   $699,231    $618,899
RATIOS TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Ratio of expenses to
    average net assets             1.42%      1.43%      1.42%       1.43%
  Ratio of net investment
    income to average net
    assets                         4.28%      4.02%      3.98%       4.40%
--------------------------------------------------------------------------
Ratio of expenses to average
  net assets prior to waived
  fees and reimbursed
  expenses                         1.62%      1.56%      1.55%       1.53%
Ratio of net investment
  income (loss) to average
  net assets prior to waived
  fees and reimbursed
  expenses                         4.08%      3.89%      3.85%       4.30%
--------------------------------------------------------------------------

(1)  THE FUND CHANGED ITS FISCAL YEAR-END FROM SEPTEMBER 30 TO MARCH 31.
(2)  THE FUND CHANGED ITS FISCAL YEAR-END FROM DECEMBER 31 TO SEPTEMBER 30.
(3)  THIS CLASS OF SHARES COMMENCED OPERATIONS ON MAY 25, 1995.
The accompanying notes are an integral part of these financial statements.

Money Market Fund                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION
  Stagecoach Funds, Inc. (the "Company") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Company commenced operations on January 1, 1992, and currently offers thirty-one separate series. These financial statements represent the Money Market Fund (the "Fund"), a diversified series of the Company.
  Prior to August 1, 1998 the Money Market Fund was known as the "Money Market Mutual Fund".
  Effective on September 6, 1996 the Pacifica Funds Trust was consolidated into the Company in a tax-free exchange for shares of designated classes of the corresponding Stagecoach fund.
  The Fund offers Class A and Class S shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, shareholder servicing fees and transfer agency fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income from the portfolio pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains are allocated to each class pro rata based on the net assets of each class on the date of distribution. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain and loss allocations and from differences in separate class expenses, including distribution, shareholder servicing and transfer agency fees.
  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies.
  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      Money Market Fund
------------------------------------------------------------------------

SECURITY VALUATION
  The Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Certain floating- and variable-rate instruments in the portfolio may have maturities in excess of 397 days, but carry a demand feature that permits the holder to tender the instruments back to the issuer at par value prior to maturity.
  The Fund uses the amortized cost method to value its portfolio securities. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value. The Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION
  Securities transactions are recorded on a trade date basis. Interest income is accrued daily. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

REPURCHASE AGREEMENTS
  Transactions involving purchases of securities under agreements to resell such securities ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Portfolio of Investments. The Fund may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Fund are collateralized by instruments such as U.S. Treasury or federal agency obligations.

DISTRIBUTIONS TO SHAREHOLDERS
  Dividends to shareholders from net investment income, if any, are declared daily and distributed monthly. Any distributions to shareholders from net realized capital gains are declared and distributed at least annually.

FEDERAL INCOME TAXES
  The Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Company to continue to qualify as a regulated

Money Market Fund                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 1998.
  The Fund had an estimated net capital loss carryforward at December 31, 1998 of $345,728 that will expire in the year 2003. The Company's Board of Directors intends to offset net capital gains with each capital loss carryforward, and no capital gain distribution shall be made until each such carryforward has been fully utilized or expires.
  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These "book/tax" differences are either considered temporary or permanent in nature. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

DEFERRED ORGANIZATION COSTS
  Certain costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission and with the various states are amortized on a straight-line basis over 60 months from the date the Fund commenced operations.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
  The Company has entered into an advisory contract on behalf of the Fund with WFB. Pursuant to the contract, WFB has agreed to provide the Fund with daily portfolio management. Under the contract, WFB is entitled to be paid a monthly advisory fee at an annual rate of 0.40% of the Fund's average daily net assets. On August 1, 1998, Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, began acting as investment sub-advisor to the Fund. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      Money Market Fund
------------------------------------------------------------------------

daily net assets in excess of $1 billion. WCM's minimum annual fee is $120,000 for the Fund. This minimum annual fee does not increase the advisory fees paid by the Fund to WFB.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB is responsible for providing portfolio accounting services for the Fund. Pursuant to the contract, WFB is entitled to a monthly base fee of $2,000 plus an annual fee of 0.07% of the first $50 million of the Fund's average daily net assets, 0.045% of the next $50 million, and 0.02% of the Fund's average daily net assets in excess of $100 million. On June 3, 1999, WFB and Forum Accounting Services ("Forum") entered into an agreement, whereby WFB desires that Forum performs certain fund accounting services for WFB with respect to the Fund and each Class thereof. A fixed monthly fee, and a basis point fee of 0.0025% of the average annual daily net assets of the Fund will also be charged. The Company, on behalf of the Fund, reimburses Forum for all out-of-pocket and ancillary expenses reasonably incurred in providing the services described in the Sub Fund Accounting Agreement. On September 1, 1999, Forum began providing services for the Money Market Fund.
  On June 4, 1999, the Company entered into a contract on behalf of the Fund with Norwest Bank Minnesota, N.A. ("Norwest Bank"), whereby Norwest Bank is responsible for providing custody services for the Fund. Pursuant to the contract, Norwest Bank is entitled to a monthly fee for custody services at the annual rate of 0.0167% of the average daily net assets of the Fund and to an additional fixed fee for the Fund. Prior to June 4, 1999, WFB performed the above services for the same fees.
  On July 17, 1999, Boston Financial Data Services ("BFDS") replaced WFB as the transfer agent for the Company. Under the transfer agency contract, BFDS is entitled to receive, on a monthly basis, transfer agency fees based on the number of accounts and transactions of the Fund. WFB will continue to provide sub-transfer agency services to the Fund. Prior to July 17, 1999 the Company had entered into a contract on behalf of the Fund with WFB, whereby WFB provided transfer agency services for the Fund. Under the prior transfer agency contract, WFB was entitled to receive transfer agency fees at an annual rate of 0.10% of the average daily net assets of the Fund.
  The transfer agency fees paid on behalf of the Fund for the six months ended September 30, 1999 were $5,049,893 for the Class A shares and $409,557 for the Class S shares.
  The Company has entered into a contract on behalf of the Fund with WFB, whereby WFB has agreed to provide shareholder services for the Fund. Pursuant to the contract, WFB is entitled to receive shareholder servicing fees at an annual rate of 0.30% of the average daily net assets of the Class A shares of the Fund and 0.25% of the average daily net assets of the Class S shares of the Fund.

Money Market Fund                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

  Shareholder servicing fees paid on behalf of the Fund for the six months ended September 30, 1999 were $14,558,710 for the Class A shares and $1,612,677 for the Class S shares.
  On March 25, 1999, the Company entered into an Administration Agreement with WFB on behalf of the Fund. Under the Administration Agreement, WFB will act as sole Administrator of the Fund and is entitled to receive monthly fees at an annual rate of 0.15% of the average daily net assets of the Fund. Prior to March 25, 1999, the Company had entered into an administration agreement on behalf of the Fund whereby WFB as administrator and Stephens Inc. ("Stephens") as co-administrator provided the Fund with administrative services. For these services, WFB and Stephens were entitled to receive monthly fees at the annual rates of 0.03% and 0.04%, respectively, of the Fund's average daily net assets.
  The Company has adopted separate Distribution Plans for Class A and Class S shares of the Fund pursuant to Rule 12b-1 under the 1940 Act (each, a "Plan"). The Plan for Class A shares of the Fund provides that the Fund may defray all or part of the cost of preparing, printing and distributing prospectuses and other promotional materials by paying for costs incurred on an annual basis of up to 0.05% of the average daily net assets attributable to the Class A shares of the Fund.
  Under the Plan for Class S shares of the Fund, the Fund may pay to Stephens, as compensation for distribution-related services or as reimbursement for distribution-related expenses, a monthly fee at an annual rate of 0.75% of the average daily net assets attributable to its Class S shares.
  The Fund may participate in joint distribution activities with other Funds, in which event, expenses reimbursed out of the assets of one of the Funds may be attributable, in part, to the distribution-related activities of another Fund. Generally, the expenses of joint distribution activities are allocated among the Funds in proportion to their relative net asset sizes.
  Distribution fees paid on behalf of the Fund for the six months ended September 30, 1999 were $0 for the Class A shares and $4,838,029 for the Class S shares.
  The registration fees paid on behalf of the Fund for the six months ended September 30, 1999 were $496,574 for the Class A shares and $68,259 for the Class S shares.

WAIVED FEES AND REIMBURSED EXPENSES
  The amount shown as waived fees and reimbursed expenses on the Statement of Operations for the six months ended September 30, 1999, was waived by WFB. Waived fees and reimbursed expenses continue at the discretion of WFB and Stephens.
  Certain officers and one director of the Company are also officers of Stephens. As of September 30, 1999, Stephens owned 13,266 shares of the Fund.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                      Money Market Fund
------------------------------------------------------------------------

3. CAPITAL SHARE TRANSACTIONS
  As of September 30, 1999, there were over 242 billion shares of $0.001 par value capital stock authorized by the Company. As of September 30, 1999, the Fund was authorized to issue 10 billion shares of $0.001 par value capital stock for each class of shares. Capital shares are issued and redeemed at a constant $1.00 net asset value as disclosed in the Statement of Changes in Net Assets.
  Capital share transactions for the Fund were as follows:

                                                           MONEY MARKET FUND
                                       -------------------------------------
                                             (UNAUDITED)
                                             FOR THE SIX             FOR THE
                                            MONTHS ENDED          YEAR ENDED
                                          SEPT. 30, 1999      MARCH 31, 1999
----------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED:
  Shares sold -- Class A                   2,814,655,415       5,518,795,093
  Shares issued in reinvestment of
    dividends -- Class A                     245,238,072         351,157,967
  Shares redeemed -- Class A              (1,897,346,724)     (3,443,871,290)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS A                   1,162,546,763       2,426,081,770
  Shares sold -- Class S                   1,436,103,847       2,191,020,851
  Shares issued in reinvestment of
    dividends -- Class S                      27,679,726          43,441,848
  Shares redeemed -- Class S              (1,212,248,090)     (2,027,066,523)
NET INCREASE (DECREASE) IN SHARES
  OUTSTANDING -- CLASS S                     251,535,483         207,396,176

4. SUBSEQUENT EVENTS
  On March 25, 1999, the Board of Directors of the Company approved the reorganization of the Fund into a new portfolio of Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Company with the Norwest Advantage Funds following last November's merger of Wells Fargo & Company and Norwest Corporation. The Company presented the reorganization to Company's shareholders and gained approval at a special shareholders' meeting in August, 1999. At the close of business November 5, 1999, the Stagecoach Money Market Fund, Stagecoach Prime Money Market Fund (Class A), and Norwest Advantage Ready Cash Investment Fund (Classes A and B) were reorganized to form the Wells Fargo Money Market Fund. These financial statements are applicable to the Wells Fargo Funds having former Stagecoach Funds as accounting survivors. Please see your Wells Fargo Funds prospectus for details about your Fund.

Money Market Fund                      NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
------------------------------------------------------------------------

SHAREHOLDERS' MEETING AND PROXY VOTING RESULTS
  The required majority of shareholders of the Fund voted to approve the reorganization of the Fund into a Fund of the Wells Fargo Funds Trust. The reorganization is part of a larger plan to consolidate the Stagecoach Fund family and the Norwest Advantage Fund family after the merger of Wells Fargo & Company and Norwest Corporation in November, 1998. Under the reorganization, the Money Market Fund listed below will transfer all of its assets and liabilities to a corresponding Wells Fargo Funds Trust Fund.

FUND                                         FOR       AGAINST       ABSTAIN
----------------------------------------------------------------------------
Money Market                       5,218,145,844   210,462,140   548,126,096

THIS PAGE IS INTENTIONALLY LEFT BLANK --

LIST OF ABBREVIATIONS
------------------------------------------------------------------------

  The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG                           --    Association of Bay Area Governments
ADR                            --    American Depository Receipts
AMBAC                          --    American Municipal Bond Assurance Corporation
AMT                            --    Alternative Minimum Tax
ARM                            --    Adjustable Rate Mortgages
BART                           --    Bay Area Rapid Transit
CDA                            --    Community Development Authority
CDSC                           --    Contingent Deferred Sales Charge
CGIC                           --    Capital Guaranty Insurance Company
CGY                            --    Capital Guaranty Corporation
CMT                            --    Constant Maturity Treasury
COFI                           --    Cost of Funds Index
CONNIE LEE                     --    Connie Lee Insurance Company
COP                            --    Certificate of Participation
CP                             --    Commercial Paper
CTF                            --    Common Trust Fund
DW&P                           --    Department of Water & Power
DWR                            --    Department of Water Resources
EDFA                           --    Education Finance Authority
FGIC                           --    Financial Guaranty Insurance Corporation
FHA                            --    Federal Housing Authority
FHLB                           --    Federal Home Loan Bank
FHLMC                          --    Federal Home Loan Mortgage Corporation
FNMA                           --    Federal National Mortgage Association
FRN                            --    Floating Rate Notes
FSA                            --    Financial Security Assurance, Inc
GNMA                           --    Government National Mortgage Association
GO                             --    General Obligation
HFA                            --    Housing Finance Authority
HFFA                           --    Health Facilities Financing Authority
IDA                            --    Industrial Development Authority
LIBOR                          --    London Interbank Offered Rate
LLC                            --    Limited Liability Corporation
LOC                            --    Letter of Credit
LP                             --    Limited Partnership
MBIA                           --    Municipal Bond Insurance Association
MFHR                           --    Multi-Family Housing Revenue
MUD                            --    Municipal Utility District
MTN                            --    Medium Term Note
PCFA                           --    Pollution Control Finance Authority
PCR                            --    Pollution Control Revenue
PFA                            --    Public Finance Authority
PLC                            --    Private Placement
PSFG                           --    Public School Fund Guaranty
RAW                            --    Revenue Anticipation Warrants
RDA                            --    Redevelopment Authority
RDFA                           --    Redevelopment Finance Authority
R&D                            --    Research & Development
SFMR                           --    Single Family Mortgage Revenue
TBA                            --    To Be Announced
TRAN                           --    Tax Revenue Anticipation Notes
USD                            --    Unified School District
V/R                            --    Variable Rate
WEBS                           --    World Equity Benchmark Shares

Wells Fargo Bank, N.A. provides investment advisory services, shareholder services and/ or certain other services for the Stagecoach Funds. Wells
  Capital Management Incorporated ("WCM") provides investment sub-advisory services for certain Stagecoach Funds. The Funds are distributed by STEPHENS INC., Member NYSE/SIPC. Wells Fargo Bank, N.A. and WCM are not affiliated with Stephens Inc.

  This report and the financial statements contained herein are submitted for the general information of the shareholders of the Stagecoach Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-260-5969. Read the prospectus carefully before you invest or send money.

  -C- Stagecoach Funds

 STAGECOACH FUNDS-Registered Trademark-
 P.O. Box 7066
 San Francisco, CA 94120-7066

 DATED MATERIAL
 PLEASE EXPEDITE

LOGO                                                          SC MMS SAR (11/99)